Leasing Activity (Tables)	12 Months Ended
Dec. 31, 2022
Lessor Disclosure [Abstract]
Leasing Revenue
Table 8.1: Leasing Revenue

	Year ended December 31,
(in millions)	2022	2021	2020
Interest income on lease financing	$600	683	853
Other lease revenue:
Variable revenue on lease financing	114	101	107
Fixed revenue on operating leases	972	995	1,169
Variable revenue on operating leases	58	64	47
Other lease-related revenue (1)	125	(164)	(78)
Noninterest income on leases	1,269	996	1,245
Total leasing revenue	$1,869	1,679	2,098
(1)    Includes net gains (losses) on disposition of assets leased under operating leases or lease financings, and impairment charges.

Investment in Lease Financing
Table 8.2: Investment in Lease Financing

(in millions)	Dec 31, 2022	Dec 31, 2021
Lease receivables	$13,139	12,756
Residual asset values	3,554	3,721
Unearned income	(1,785)	(1,618)
Lease financing	$14,908	14,859

Maturities of Lease Receivables
Table 8.3 presents future lease payments owed by our lessees.
Table 8.3: Maturities of Lease Receivables

	December 31, 2022
(in millions)	Direct financing and sales- type leases	Operating leases
2023	$4,260	571
2024	3,265	437
2025	2,221	320
2026	1,260	193
2027	649	120
Thereafter	1,484	164
Total lease receivables	$13,139	1,805

Lessee Disclosure [Abstract]
Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities	Table 8.4 presents balances for our operating leases.Table 8.4: Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2022	Dec 31, 2021
ROU assets	$3,837	3,805
Lease liabilities	4,465	4,476

Lease Costs
Table 8.5 provides the composition of our lease costs, which are predominantly included in net occupancy expense.
Table 8.5: Lease Costs

	Year ended December 31,
(in millions)	2022	2021	2020
Fixed lease expense – operating leases	$1,022	1,048	1,149
Variable lease expense	277	289	299
Other (1)	(37)	(93)	(77)
Total lease costs	$1,262	1,244	1,371
(1)Predominantly includes gains recognized from sale leaseback transactions and sublease rental income.
Lease Payments on Operating Leases
Table 8.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2022.
Table 8.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	Dec 31, 2022
2023	$883
2024	947
2025	772
2026	633
2027	488
Thereafter	1,142
Total lease payments	4,865
Less: imputed interest	400
Total operating lease liabilities	$4,465
Weighted average remaining lease term (in years)	6.5
Weighted average discount rate	2.6%